Note 21 - Changes in Equity - Net Income Reserves (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Beginning balance	R$ 47,627.4	R$ 46,651.3	R$ 50,333.7
Interest on shareholder´s equity	(5,030.5)	(4,869.7)	(5,493.4)
Fiscal incentive reserve
Investments reserve
Final balance	57,547.4	47,627.4	46,651.3
Net income reserves, investment reserve [member]
Statement Line Items [Line Items]
Beginning balance	1,267.7	3,859.9
Interest on shareholder´s equity		(3,770.1)
Fiscal incentive reserve
Investments reserve	5,442.3	1,177.9
Final balance	6,710.0	1,267.7	3,859.9
Net income reserves, statutory reserve [member]
Statement Line Items [Line Items]
Beginning balance	4.5	4.5
Interest on shareholder´s equity
Fiscal incentive reserve
Investments reserve
Final balance	4.5	4.5	4.5
Net income reserves, fiscal incentive [member]
Statement Line Items [Line Items]
Beginning balance	7,388.0	5,835.7
Interest on shareholder´s equity
Fiscal incentive reserve	1,331.5	1,552.3
Investments reserve
Final balance	8,719.5	7,388.0	5,835.7
Net income reserves, interest on capital and dividends proposed [member]
Statement Line Items [Line Items]
Beginning balance	8,660.2	9,700.1
Interest on shareholder´s equity		(3,770.1)
Fiscal incentive reserve	1,331.5	1,552.3
Investments reserve	5,442.3	1,177.9
Final balance	R$ 15,434.0	R$ 8,660.2	R$ 9,700.1